DISCONTINUED OPERATIONS (Tables)	9 Months Ended
Sep. 29, 2012
DISCONTINUED OPERATIONS
Schedule of components of Assets held for sale and Liabilities held for sale

In thousands	October 1, 2011
Assets held for sale:
Cash and cash equivalents	$10,808
Accounts receivable – trade, net	74,457
Inventories, net	108,135
Other assets	34,214
Assets held for sale	$227,614
Liabilities held for sale:
Short-term borrowings	$45,138
Accounts payable	67,284
Accrued expenses	89,496
Deferred income taxes	15,447
Other liabilities	11,822
Liabilities held for sale	$229,187

Summary of condensed consolidated statement of operations data for discontinued operations

	Nine Months Ended		Three Months Ended
	September 29, 2012 (39 Weeks)	October 1, 2011 (39 Weeks)	September 29, 2012 (13 Weeks)	October 1, 2011 (13 Weeks)
In thousands
Net sales	$1,615	$618,590	$(159)	$228,224

Loss before (benefit) provision for income taxes	$(4,837)	$(90,166)	$(364)	$(22,370)
(Benefit) provision for income taxes	(1,867)	3,502	20	2,461
Loss from discontinued operations, net of income taxes	$(2,970)	$(93,668)	$(384)	$(24,831)

(Loss) income on disposal of discontinued operations, net of income taxes	$(7,895)	$(207,329)	$976	$(196,806)